Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2025
Revenue from Contracts with Customers [Abstract]
Revenue from Contracts with Customers
14.	Revenue from Contracts with Customers

The Group derives revenue from the transfer of services over time. The Group’s source of revenue from contract with customer is from vertical real estate sales. All of the Group’s real estate sales from Hotel101 developments are from revenue from contracts with customers recognized over time.

The Group enters into contracts to sell with one identified performance obligation which is the sale of the Hotel101 unit together with the services to transfer the title to the buyer upon full payment of contract price. The amount of consideration indicated in the contract revenue is fixed and has no variable consideration. The Group offers several payment options to prospective customers. These include full payment upfront as well as various deferred payment schemes. The Group collects nonrefundable reservation fees from customers which is part of the contract price of the unit.

The customer is contractually obliged to make payments to the Group based on its agreed payment option. The Group and the customer do not have the unilateral right to terminate the agreement except in an event of default. If an event of default occurs, the sale can be cancelled and the customer shall be entitled to a refund of all amounts paid on the contract price less liquidated damages to cover for real estate broker’s commission, and taxes or expenses paid by the Group to the government or third parties in connection with revenue contract.

Total real estate revenue for the year ended December 31, 2025, 2024 and 2023 amounted to US$75,210,378, US$5,908,234 and nil, respectively. Real estate revenue is recognized using percentage of completion method as permitted by IFRS 15, based on the estimated completion of a physical proportion of the contract work. Gross profit from real estate revenues related to the development of properties amounted to US$31,793,433, US$2,543,790 and nil for the year ended December 31, 2025, 2024 and 2023, respectively.

Interest expense from the significant financing component is included in the “Finance costs” account in the consolidated statements of comprehensive loss amounted to US$1,631,741, US$1,290,646 and nil for the year ended December 31, 2025, 2024 and 2023, respectively.

Contract Balances

	December 31, 2025		December 31, 2024
Contract assets	US$	21,516,722	US$	81,160
Cost to obtain contract		76,527		1,132,929
Contract liabilities		2,906,700		21,186,012

Cost of Real Estate Sales

	For the year ended December 31,
	2025		2024		2023
Construction and development costs	US$	27,626,448	US$	2,200,049	US$	-
Land and land development costs		12,986,669		952,408		-
Cost to obtain contract		2,803,828		211,987		-
	US$	43,416,945	US$	3,364,444		-

Real estate sales	US$	75,210,378	US$	5,908,234	US$	-
Real estate development margin		42.3%		43.1%		-